Earnout Liability - Earnout Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Earnout Liability [Roll Forward]
Beginning balance	$ 419
Ending balance	213
Sponsor Earnout
Earnout Liability [Roll Forward]
Beginning balance	419
Change in fair value of financial instruments	(206)
Ending balance	$ 213